Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 124,375	$ 100,457	$ 77,652
EMEA [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	45,859	48,810	45,195
Asia Pacific [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	14,211	22,101	15,572
Other [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	8,886	8,498	3,954
Total revenue [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 193,331	$ 179,866	$ 142,373